Provisions - United Kingdom entities - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Contributions to defined contribution pension funds	€ 283	€ 292	€ 287
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(9.32%)
United Kingdom
Employee Benefits
Contributions to defined contribution pension funds	€ 91	€ 93	€ 93
Actuarial assumptions
Annual discount rate	1.28%	2.11%	2.90%
Mortality tables	The S3 Middle tables weighted at 84% of the CMI_2018 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2018 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.	108/86S2 Light
Cumulative annual CPI growth	2.95%	3.01%	3.22%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.85%	2.91%	2.94%
United Kingdom | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	10.25%
United Kingdom | Inflation rate assumption
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(6.73%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	5.35%